Note 27 - Segment Information - Reconciliation of Operating Profit (Loss) From Segments to Consolidated (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment operating income (loss)	€ (2,027)	€ 392	€ 488
Financial income (expense), net	2,643	3,949	(2,094)
Foreign Currency exchange (losses) gains, net	(909)	103	699
Other income (expense), net
Income tax (expense) credit	(388)	(602)	(759)
Net income (loss)	€ (681)	€ 3,842	€ (1,667)